VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2013
VARIABLE INTEREST ENTITIES
Schedule of assets, liabilities, results of operations and cash flows of the consolidated VIEs

	2012 RMB	2013 RMB	2013 US$
Amounts due from related parties	54,299	98,591	16,286
Other current assets	59,217	132,350	21,863

Total current assets	113,516	230,941	38,149

Intangible assets, net	5,950	5,592	924

Total assets	119,466	236,533	39,073

Accounts payable	5	7	1
Accrued expenses and other current liabilities	1,558	90,985	15,030
Amounts due to related parties	39,680	64,529	10,659

Total current liabilities	41,243	155,521	25,690

Deferred tax liabilities	1,667	1,399	231

Total liabilities	42,910	156,920	25,921

	2011 RMB	2012 RMB	2013 RMB	2013 US$
Net revenue	698	4,293	11,586	1,914
Net income/(loss)	(1,863)	487	927	153

	2011 RMB	2012 RMB	2013 RMB	2013 US$
Net cash provided by (used in) operating activities	44,149	(24,636)	(20,480)	(3,383)
Net cash provided by (used in) investing activities	(12,258)	3,657	(38,901)	(6,426)
Net cash provided by financing activities:	500	38,000	18,450	3,048

Net ( increase ) decrease in cash and cash equivalents	32,391	17,021	(40,931)	(6,761)